OTHER OPERATING STATEMENT DATA - DEFERRED ACQUISITION COSTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 999.6	$ 1,063.0	$ 1,123.2
Additions	216.7	231.8	217.1
Amortization	(183.7)	(186.0)	(167.8)
Effect of reinsurance transactions	0	0	(35.5)
Amounts related to fair value adjustment of fixed maturities, available for sale	(235.5)	(98.5)	(74.0)
Other adjustments	0	(10.7)	0
Balance, end of year	$ 797.1	$ 999.6	$ 1,063.0